Share-based Payment - Additional Information (Detail)			12 Months Ended
	May 06, 2021	Apr. 30, 2021	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Split, Conversion Ratio	0.25	0.25
Cash Settled Transactions [Member] | Moove Lubricants Limited [member] | Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement			5 years
Period of continued employment under service conditions			5 years